Leases - Schedule of Amounts Recognized in Profit or Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Amounts Recognized in Profit or Loss [Abstract]
Interest expenses on lease liability	$ 23	$ 37